Average Annual Total Returns{- Index 500 Portfolio} - 02.28 VIP Index 500 Portfolio Initial, Service, Service 2 PRO-11 - Index 500 Portfolio	VIP Index 500 Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Index 500 Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Index 500 Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Index 500 Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Index 500 Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Index 500 Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Index 500 Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Index 500 Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Index 500 Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	28.58%	18.34%	16.44%	28.45%	18.23%	16.32%	28.26%	18.05%	16.15%	28.71%	18.47%	16.55%